NOTICE OF DISTRIBUTION OF UNDERLYING FUND ANNUAL REPORTS
TO: FROM: DATE: RE:	U. S. Securities and Exchange Commission Nationwide Life Insurance Company ("Nationwide") April 7, 2023 Nationwide Multi-Flex Variable Account ("Registrant") File No. 811-03338
Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the annual reports for the following underlying mutual funds for the period ended December 31, 2022, have been distributed to contract owners.
Some of the underlying mutual funds included in each Fund Company’s annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.
Fund	CIK Number
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	0000814680
BNY Mellon Stock Index Fund, Inc.: Initial Shares	0000846800
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	0000813383
Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class	0000356494
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1	0000837274
Guggenheim Variable Funds Trust - Series D (World Equity Income Series)	0000217087
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)	0000217087
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series)	0000217087
Guggenheim Variable Funds Trust - Series O (All Cap Value Series)	0000217087
Guggenheim Variable Funds Trust - Series P (High Yield Series)	0000217087
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)	0000217087
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series)	0000217087
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series)	0000217087
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)	0000217087
Invesco - Invesco V.I. American Franchise Fund: Series I Shares	0000896435
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Health Care Fund: Series I Shares	0000896435
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares	0000906185
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I	0000353905
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares	0000736913
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	0001047304
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class	0001006387
Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at nfscomp@nationwide.com.
Thank you.
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies